Carnival Corporation & Plc Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Ordinary Shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Beginning Balance at Nov. 30, 2011	$ 23,832	$ 6	$ 357	$ 8,180	$ 18,349	$ (209)	$ (2,851)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,298				1,298
Other comprehensive income (loss)	2				0	2
Cash dividends declared	(1,168)				(1,168)
Purchases of treasury stock under the Repurchase Program and other	(35)			72			(107)
Ending Balance at Nov. 30, 2012	23,929	6	357	8,252	18,479	(207)	(2,958)
Accumulated Other Comprehensive Income (Loss), Net of Tax	161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,078				1,078
Other comprehensive income (loss)	368					368
Cash dividends declared	(775)				(775)
Purchases of treasury stock under the Repurchase Program and other	(45)	1	1	63			(110)
Purchases and sales under the Stock Swap program	1			10			(9)
Ending Balance at Nov. 30, 2013	24,556	7	358	8,325	18,782	161	(3,077)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(616)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,236				1,236
Other comprehensive income (loss)	(777)				0	(777)
Cash dividends declared	(777)				(777)
Other	50			59	1		(10)
Ending Balance at Nov. 30, 2014	$ 24,288	$ 7	$ 358	$ 8,384	$ 19,242	$ (616)	$ (3,087)